SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Dividend yield	1.01%	1.13%	0.00%
Expected volatility	37.89%	38.08%	37.74%
Risk-free interest	0.29%	1.66%	2.40%
Expected life	3 years 6 months 25 days	4 years 9 months	4 years 9 months 10 days
Maximum [Member]
Dividend yield	1.17%	1.64%	2.66%
Expected volatility	43.09%	39.34%	41.72%
Risk-free interest	1.43%	2.59%	3.06%
Expected life	4 years 2 months 23 days	5 years 2 months 15 days	5 years 3 months 7 days